Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Cash and cash equivalents include cash	kr 24,015	kr 16,422
Cash equivalents	30,035	27,190
Cash and cash equivalents	kr 2,616	kr 2,351